Provisions - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions	€ 40.3	€ 51.8
Provision used, other provisions	14.4
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 5.5	12.9
Estimated completion of activities	12 months
Provision used, other provisions	€ 8.0
Provision for employer taxes on share based payments
Disclosure of other provisions [line items]
Other provisions	1.9	€ 6.6
Provision used, other provisions	€ 5.8